Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Gross revenue	$ 2,364,956	$ 2,161,618	$ 2,030,286
Reimbursable expenses	(698,469)	(586,640)	(526,970)
Net revenue	1,666,487	1,574,978	1,503,316
Costs and expenses:
Direct costs	961,333	908,979	903,167
Selling, general and administrative	325,726	326,786	336,461
Depreciation and amortization	59,575	57,677	52,542
Restructuring and other items, net (Note 14)	8,159		8,796
Total costs and expenses	1,354,793	1,293,442	1,300,966
Income from operations	311,694	281,536	202,350
Interest income	1,484	1,306	1,151
Interest expense	(13,006)	(3,992)	(785)
Income before provision for income taxes	300,172	278,850	202,716
Provision for income taxes (Note 13)	(37,993)	(39,311)	(30,248)
Net income	$ 262,179	$ 239,539	$ 172,468
Net income per ordinary share:
Basic	$ 4.75	$ 4.08	$ 2.80
Diluted	$ 4.65	$ 3.97	$ 2.73
Weighted average number of ordinary shares outstanding:
Basic (Note 2 (u))	55,248,900	58,746,935	61,496,115
Diluted (Note 2 (u))	56,407,136	60,290,033	63,131,417